Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Property, Plant and Equipment
15.	PROPERTY, PLANT AND EQUIPMENT
The changes in property, plant and equipment during the fiscal years ended on December 31, 2019 and 2018 are as follow:

	12/31/2019
Item	Original value at beginning of fiscal year	Total life estimated in years	Increases	Decreases	Depreciation for the fiscal year				Residual value at end of the fiscal year
					Accumulated at the beginning	Decrease	For the fiscal year	At the end
Cost
Real property	20,288,316	50	1,728,083	111,131	1,083,299	86,957	391,929	1,388,271	20,516,997
Furniture and facilities	2,525,099	10	532,315	352,264	1,177,073	350,582	227,640	1,054,131	1,651,019
Machinery and equipment	5,616,117	5	631,916	2,676,922	3,880,909	2,674,100	691,435	1,898,244	1,672,867
Vehicles	610,336	5	98,415	93,229	489,700	48,103	61,120	502,717	112,805
Right of use real property		5	1,329,866	106,877		30,546	333,201	302,655	920,334
Other	1,811		148		1,780		165	1,945	14
Work in progress	1,503,005		1,453,931	2,083,415					873,521

Total property, plant and equipment (1)	30,544,684		5,774,674	5,423,838	6,632,761	3,190,288	1,705,490	5,147,963	25,747,557

	12/31/2018
Item	Original value at beginning of fiscal year	Total life estimated in years	Increases	Decreases	Depreciation for the fiscal year				Residual value at end of the fiscal year
					Accumulated at the beginning	Decrease	For the fiscal year	At the end
Cost
Real property	15,539,050	50	7,312,366	2,563,100	1,702,138	960,437	341,598	1,083,299	19,205,017
Furniture and facilities	1,947,009	10	611,380	33,290	998,132	71	177,200	1,175,261	1,349,838
Machinery and equipment	4,683,644	5	1,193,984	261,511	3,192,699	614	690,635	3,882,720	1,733,397
Vehicles	637,356	5	69,275	96,295	520,837	88,920	57,975	489,892	120,444
Other	1,778		62	29	1,717		63	1,780	31
Work in progress	6,997,741		3,327,844	8,822,580					1,503,005

Total property, plant and equipment (1)	29,806,578		12,514,911	11,776,805	6,415,523	1,050,042	1,267,471	6,632,952	23,911,732

(1)	During fiscal years 2019 and 2018, this item observed transfers to and from property, plant and equipment and/or non-current assets held for sale.